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July 31, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE: RiverSource Managers Series, Inc.
       RiverSource Partners Aggressive Growth Fund
          (formerly RiverSource Aggressive Growth Fund)
       RiverSource Partners Fundamental Value Fund
          (formerly RiverSource Fundamental Value Fund)
       RiverSource Partners Select Value Fund
          (formerly RiverSource Select Value Fund)
       RiverSource Partners Small Cap Equity Fund
          (formerly RiverSource Small Cap Equity Fund)
       RiverSource Partners Small Cap Value Fund
          (formerly RiverSource Small Cap Value Fund)

       Post-Effective Amendment No. 20
       File No. 333-57852/811-10321

       Accession Number: 0000950137-08-009755

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 20 (Amendment). This Amendment was filed electronically on July 28, 2008.

If you have any questions regarding this filing, please contact either Katina A. Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.